Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

N. Related Party Transactions—Transactions between Alcoa Corporation and Arconic have been presented as related party transactions in these Combined Financial Statements of Alcoa Corporation. Sales to Arconic from Alcoa Corporation were $254 and $753 in the 2016 third quarter and nine-month period, respectively, and $234 and $881 in the 2015 third quarter and nine-month period, respectively.

Cash Pooling Arrangement. Alcoa Corporation engages in cash pooling arrangements with related parties that are managed centrally by ParentCo.

Corporate Allocations and Parent Company Net Investment. ParentCo’s operating model includes a combination of standalone and combined business functions between Alcoa Corporation and Arconic, varying by country and region. The Combined Financial Statements of Alcoa Corporation include allocations related to these costs applied on a fully allocated cost basis, in which shared business functions are allocated between Alcoa Corporation and Arconic. Such allocations are estimates, and also do not represent the costs of such services if performed on a standalone basis.

The Combined Financial Statements of Alcoa Corporation include general corporate expenses of ParentCo that were not historically charged to Alcoa Corporation for certain support functions that are provided on a centralized basis, such as expenses related to finance, audit, legal, information technology, human resources, communications, compliance, facilities, employee benefits and compensation, and research and development activities. For purposes of the Combined Financial Statements, a portion of these general corporate expenses has been allocated to Alcoa Corporation, and is included in the accompanying Combined Statement of Operations within Cost of goods sold, Selling, general administrative and other expenses, and Research and development expenses. These expenses have been allocated to Alcoa Corporation on the basis of direct usage when identifiable, with the remainder allocated based on Alcoa Corporation’s segment revenue as a percentage of ParentCo’s total segment revenue for both Alcoa Corporation and Arconic. Total general corporate expenses allocated to Alcoa Corporation were $61 and $157 in the 2016 third quarter and nine-month period, respectively, and $76 and $205 in the 2015 third quarter and nine-month period, respectively.

All external debt not directly attributable to Alcoa Corporation has been excluded from the accompanying Combined Balance Sheet of Alcoa Corporation. Financing costs related to these debt obligations have been allocated to Alcoa Corporation based on the ratio of capital invested in Alcoa Corporation to the total capital invested by ParentCo in both Alcoa Corporation and Arconic, and are included in the accompanying Statement of Combined Operations within Interest expense. Total financing costs allocated to Alcoa Corporation were $59 and $178 in the 2016 third quarter and nine-month period, respectively, and $63 and $190 in the 2015 third quarter and nine-month period, respectively.

Management believes the assumptions regarding the allocation of ParentCo’s general corporate expenses and financing costs are reasonable.

Nevertheless, the Combined Financial Statements of Alcoa Corporation may not reflect the actual expenses that would have been incurred and may not reflect Alcoa Corporation’s combined results of operations, financial position and cash flows had it been a standalone company during the periods presented. Actual costs that would have been incurred if Alcoa Corporation had been a standalone company would depend on multiple factors, including organizational structure, capital structure, and strategic decisions made in various areas, including information technology and infrastructure. Transactions between Alcoa Corporation and ParentCo, including sales to Arconic, have been included as related party transactions in these Combined Financial Statements and are considered to be effectively settled for cash at the time the transaction is recorded. The total net effect of the settlement of these transactions is reflected in the accompanying Combined Statement of Cash Flows as a financing activity and in the accompanying Combined Balance Sheets as Parent Company net investment.

T. Related Party Transactions

Transactions between Alcoa Corporation and Arconic have been presented as related party transactions in these Combined Financial Statements of Alcoa Corporation. In 2015, 2014, and 2013, sales to Arconic from Alcoa Corporation were $1,078, $1,783, and $1,538, respectively.

Cash pooling arrangement

Alcoa Corporation engages in cash pooling arrangements with related parties that are managed centrally by ParentCo.

Corporate allocations and Net parent investment

ParentCo’s operating model includes a combination of standalone and combined business functions between Alcoa Corporation and Arconic, varying by country and region. The Combined Financial Statements of Alcoa Corporation include allocations related to these costs applied on a fully allocated cost basis, in which shared business functions are allocated between Alcoa Corporation and Arconic. Such allocations are estimates, and also do not represent the costs of such services if performed on a standalone basis.

The Combined Financial Statements of Alcoa Corporation include general corporate expenses of ParentCo that were not historically charged to Alcoa Corporation for certain support functions that are provided on a centralized basis, such as expenses related to finance, audit, legal, information technology, human resources, communications, compliance, facilities, employee benefits and compensation, and research and development (“R&D”) activities. For purposes of the Combined Financial Statements, a portion of these general corporate expenses has been allocated to Alcoa Corporation, and is included in the combined statement of operations within Cost of goods sold, Research and development expenses, and Selling, general administrative and other expenses. These expenses have been allocated to Alcoa Corporation on the basis of direct usage when identifiable, with the remainder allocated based on Alcoa Corporation’s segment revenue as a percentage of ParentCo’s total segment revenue for both Alcoa Corporation and Arconic. The total general corporate expenses allocated to Alcoa Corporation during the fiscal years ended December 31, 2015, 2014 and 2013, were $268, $260, and $278 respectively.

All external debt not directly attributable to Alcoa Corporation has been excluded from the Combined Balance Sheet of Alcoa Corporation. Financing costs related to these debt obligations have been allocated to Alcoa Corporation based on the ratio of capital invested in Alcoa Corporation to the total capital invested by ParentCo in both Alcoa Corporation and Arconic, and are included in the Statement of Combined Operations within Interest expense. The total financing costs allocated to Alcoa Corporation during the fiscal years ended December 31, 2015, 2014 and 2013, were $245, $278, and $272 respectively.

Management believes the assumptions regarding the allocation of ParentCo’s general corporate expenses and financing costs are reasonable.

Nevertheless, the Combined Financial Statements of Alcoa Corporation may not reflect the actual expenses that would have been incurred and may not reflect Alcoa Corporation’s combined results of operations, financial position and cash flows had it been a standalone company during the periods presented. Actual costs that would have been incurred if Alcoa Corporation had been a standalone company would depend on multiple factors, including organizational structure, capital structure, and strategic decisions made in various areas, including information technology and infrastructure. Transactions between Alcoa Corporation and ParentCo, including sales to Arconic, have been included as related party transactions in these Combined Financial Statements and are considered to be effectively settled for cash at the time the transaction is recorded. The total net effect of the settlement of these transactions is reflected in the Combined Statements of Cash Flows as a financing activity and in the Combined Balance Sheets as Net parent investment.